Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Federal income tax provision at statutory rate	$ 2,612	$ 2,199
Bank owned life insurance	(118)	(100)
Tax-exempt interest	(156)	(161)
Meals and entertainment	14	17
State income taxes, net of federal income tax effect	328	356
Other, net	(113)	(85)
Income Tax Expense (Benefit), Total	$ 2,567	$ 2,226
Effective tax rate	33.40%	34.40%